restructuring and other costs	6 Months Ended
Jun. 30, 2019
restructuring and other costs
restructuring and other costs

16   restructuring and other costs

(a)  Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity, as well as significant litigation costs, in the context of losses or settlements, and adverse retrospective regulatory decisions.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the following table:

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2019	2018	2019	2018	2019	2018
THREE-MONTH
Goods and services purchased	$7	$7	$1	$3	$8	$10
Employee benefits expense	19	23	2	2	21	25
	$26	$30	$3	$5	$29	$35
SIX-MONTH
Goods and services purchased	$19	$11	$7	$4	$26	$15
Employee benefits expense	34	51	5	3	39	54
	$53	$62	$12	$7	$65	$69

(b)  Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2019, restructuring activities included ongoing and incremental efficiency initiatives, including personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c)  Other

During the three-month and six-month periods ended June 30, 2019, incremental external costs were incurred in connection with business acquisition activity. In connection with business acquisitions, non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs.